Administrative Expenses	12 Months Ended
Dec. 31, 2019
Disclosure of expenses by nature [text block] [Abstract]
Disclosure of expenses by nature [text block]
21.	Administrative expenses

This caption is made up as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Personnel expenses, note 23(b)	76,291	84,359	84,660
Third-party services	48,713	52,974	51,553
Depreciation and amortization	16,626	14,573	12,046
Donations	9,188	8,796	9,934
Board of Directors compensation	5,992	6,696	6,815
Taxes	5,262	4,980	4,760
Consumption of supplies	1,297	1,671	1,826
Other	-	433	547

	163,369	174,482	172,141